As filed with the Securities and Exchange Commission on October 17, 2011

Securities Act File No. 033-41694

Investment Company Act File No. 811-06352

U.S. SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

Registration Statement

Under

The Securities Act Of 1933	☒

Pre-Effective Amendment No.	☐

Post-Effective Amendment No. 146	☒

and/or

Registration Statement

Under

The Investment Company Act Of 1940	☒

Amendment No. 157	☒
(Check appropriate box or boxes)

ING SERIES FUND, INC.

(Exact Name of Registrant Specified in Charter)

7337 E. Doubletree Ranch Road, Suite 100

Scottsdale, AZ 85258

(Address of Principal Executive Offices)

(800) 992-0180

(Registrant’s Telephone Number, Including Area Code)

With copies to:

Huey P. Falgout, Jr., Esq ING Investments, LLC 7337 E. Doubletree Ranch Road, Suite 100 Scottsdale, AZ 85258 (Name and Address of Agent for Service)	Philip H. Newman, Esq. Goodwin Procter, LLP Exchange Place 53 State Street Boston, MA 02109

It is proposed that this filing will become effective (check appropriate box):

☒	Immediately upon filing pursuant to paragraph (b)
☐	On (date) pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	On (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date), pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☐	This post-effective amendment designated a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all the requirements for effectiveness of the Post-Effective Amendment No. 146 to its Registration Statement on form N-1A pursuant to Rule 485(b) under the 1933 Act and has duly caused this Post-Effective Amendment No. 146 to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the city of Scottsdale and the State of Arizona on the 17th day of October, 2011.

ING SERIES FUND, INC.

By:	/s/ Theresa K. Kelety
Theresa K. Kelety Secretary

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

SIGNATURE	TITLE	DATE

Todd Modic*	Senior Vice President and Chief/Principal Financial Officer	October 17, 2011

Albert E. DePrince Jr.*	Director	October 17, 2011

Martin J. Gavin*	Director	October 17, 2011

Russell H. Jones*	Director	October 17, 2011

Sidney Koch*	Director	October 17, 2011

Shaun P. Mathews*	Interested Director, President and Chief Executive Officer	October 17, 2011

Joseph E. Obermeyer*	Director	October 17, 2011

*By:	/s/ Theresa K. Kelety
Theresa K. Kelety Attorney-in-Fact**

**	Powers of attorney for Todd Modic and each Director (except Martin J. Gavin) were attached to Post-Effective Amendment No. 138 to the Registrant’s Form N-1A Registration Statement on December 17, 2010 and are incorporated herein by reference. The Power of Attorney for Martin J. Gavin was attached to Post-Effective Amendment No. 141 to the Registrant’s Form N-1A Registration Statement on July 29, 2011 and is incorporated herein by reference.

EXHIBIT INDEX

ING SERIES FUND, INC.

Exhibit Number	Exhibit Description

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase